UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 32.1%
Beverages – 0.9%
47	Beam, Inc.	$ 3,915
41	Brown-Forman Corp. Class B	3,157
67	Coca-Cola Enterprises, Inc.	2,900
37	Constellation Brands, Inc. Class A*	2,837
57	Dr. Pepper Snapple Group, Inc.	2,729
46	Molson Coors Brewing Co. Class B	2,422
38	Monster Beverage Corp.*	2,580
416	PepsiCo., Inc.	33,430
1,032	The Coca-Cola Co.	39,030

		93,000

Biotechnology – 0.8%
42	Alexion Pharmaceuticals, Inc.*	6,667
147	Amgen, Inc.	17,486
47	Biogen Idec, Inc.*	14,694
82	Celgene Corp.*	12,458
18	Cubist Pharmaceuticals, Inc.*	1,316
301	Gilead Sciences, Inc.*	24,276
16	Regeneron Pharmaceuticals, Inc.*	4,617
9	United Therapeutics Corp.*	923
48	Vertex Pharmaceuticals, Inc.*	3,794

		86,231

Chemicals – 2.8%
132	Air Products & Chemicals, Inc.	13,878
45	Airgas, Inc.	4,646
56	Albemarle Corp.	3,594
47	Ashland, Inc.	4,362
26	Balchem Corp.	1,418
52	Cabot Corp.	2,531
56	Calgon Carbon Corp.*	1,137
36	CF Industries Holdings, Inc.	8,311
26	Cytec Industries, Inc.	2,339
593	E.I. du Pont de Nemours and Co.	36,179
97	Eastman Chemical Co.	7,562
172	Ecolab, Inc.	17,293
33	Flotek Industries, Inc.*	710
87	FMC Corp.	6,145
42	H.B. Fuller Co.	1,956
22	Innophos Holdings, Inc.	1,027
55	International Flavors & Fragrances, Inc.	4,767
47	Intrepid Potash, Inc.*	691
24	Koppers Holdings, Inc.	948
262	LyondellBasell Industries NV Class A	20,635
38	Minerals Technologies, Inc.	1,964
328	Monsanto Co.	34,948
8	NewMarket Corp.	2,679
70	Olin Corp.	1,800
34	OM Group, Inc.*	1,100
73	PolyOne Corp.	2,596
90	PPG Industries, Inc.	16,412

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
176	Praxair, Inc.	$ 21,951
12	Quaker Chemical Corp.	829
104	RPM International, Inc.	4,126
60	Sensient Technologies Corp.	2,935
77	Sigma-Aldrich Corp.	7,159
759	The Dow Chemical Co.	34,542
204	The Mosaic Co.	9,111
31	The Scotts Miracle-Gro Co. Class A	1,841
54	The Sherwin-Williams Co.	9,896
57	The Valspar Corp.	4,006

		298,024

Construction Materials – 0.1%
32	Eagle Materials, Inc.	2,520
62	Headwaters, Inc.*	689
32	Martin Marietta Materials, Inc.	3,488
17	Texas Industries, Inc.*	1,279
86	Vulcan Materials Co.	5,309

		13,285

Containers & Packaging – 0.4%
53	AptarGroup, Inc.	3,381
62	Avery Dennison Corp.	3,055
94	Ball Corp.	4,812
77	Bemis Co., Inc.	2,965
24	Greif, Inc. Class A	1,215
109	MeadWestvaco Corp.	3,932
111	Owens-Illinois, Inc.*	3,556
65	Packaging Corp. of America	4,199
47	Rock-Tenn Co. Class A	4,770
129	Sealed Air Corp.	4,023
37	Silgan Holdings, Inc.	1,696
82	Sonoco Products Co.	3,393

		40,997

Energy Equipment & Services – 0.8%
124	Baker Hughes, Inc.	7,023
66	Cameron International Corp.*	3,958
23	Diamond Offshore Drilling, Inc.	1,116
27	Dresser-Rand Group, Inc.*	1,539
14	Dril-Quip, Inc.*	1,408
63	Ensco PLC Class A	3,173
62	FMC Technologies, Inc.*	3,065
213	Halliburton Co.	10,439
37	Helix Energy Solutions Group, Inc.*	755
42	Helmerich & Payne, Inc.	3,698
133	Nabors Industries Ltd.	2,272
108	National Oilwell Varco, Inc.	8,101
72	Noble Corp. PLC	2,234
30	Oceaneering International, Inc.	2,045
16	Oil States International, Inc.*	1,503
47	Rowan Cos. PLC Class A*	1,474
328	Schlumberger Ltd.	28,723
59	Superior Energy Services, Inc.*	1,395
92	Transocean Ltd.*	3,982

		87,903

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 0.9%
26	Casey’s General Stores, Inc.	$ 1,785
104	Costco Wholesale Corp.	11,685
305	CVS Caremark Corp.	20,655
73	Safeway, Inc.	2,281
158	Sysco Corp.	5,543
139	The Kroger Co.	5,018
20	United Natural Foods, Inc.*	1,351
450	Wal-Mart Stores, Inc.	33,606
217	Walgreen Co.	12,445
88	Whole Foods Market, Inc.	4,599

		98,968

Food Products – 0.8%
167	Archer-Daniels-Midland Co.	6,593
50	Campbell Soup Co.	2,060
105	ConAgra Foods, Inc.	3,338
35	Darling International, Inc.*	685
109	Flowers Foods, Inc.	2,284
157	General Mills, Inc.	7,539
32	Green Mountain Coffee Roasters, Inc.*	2,592
39	Hillshire Brands Co.	1,389
48	Hormel Foods Corp.	2,181
24	Ingredion, Inc.	1,495
61	Kellogg Co.	3,537
152	Kraft Foods Group, Inc.	7,957
67	McCormick & Co., Inc.	4,300
52	Mead Johnson Nutrition Co.	3,998
490	Mondelez International, Inc. Class A	16,047
13	The Hain Celestial Group, Inc.*	1,195
37	The Hershey Co.	3,678
40	The J.M. Smucker Co.	3,856
72	Tyson Foods, Inc. Class A	2,693
72	WhiteWave Foods Co. Class A*	1,743

		79,160

Health Care Equipment & Supplies – 0.7%
305	Abbott Laboratories	11,181
20	Align Technology, Inc.*	1,188
106	Baxter International, Inc.	7,240
48	Becton Dickinson & Co.	5,190
278	Boston Scientific Corp.*	3,761
19	C.R. Bard, Inc.	2,462
53	CareFusion Corp.*	2,161
97	Covidien PLC	6,619
47	DENTSPLY International, Inc.	2,169
29	Edwards Lifesciences Corp.*	1,889
68	Hologic, Inc.*	1,452
8	Intuitive Surgical, Inc.*	3,261
195	Medtronic, Inc.	11,029
64	St. Jude Medical, Inc.	3,887
63	Stryker Corp.	4,889
11	The Cooper Cos., Inc.	1,367
33	Varian Medical Systems, Inc.*	2,683
42	Zimmer Holdings, Inc.	3,947

		76,375

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – 0.8%
78	Aetna, Inc.	$ 5,330
48	AmerisourceBergen Corp.	3,227
72	Cardinal Health, Inc.	4,897
17	Centene Corp.*	1,030
58	CIGNA Corp.	5,006
28	Community Health Systems, Inc.*	1,175
38	DaVita HealthCare Partners, Inc.*	2,467
287	Emeritus Corp.*	6,328
160	Express Scripts Holding Co.*	11,950
23	Henry Schein, Inc.*	2,643
33	Humana, Inc.	3,211
25	Laboratory Corp. of America Holdings*	2,246
45	McKesson Corp.	7,848
32	MEDNAX, Inc.*	1,781
26	Omnicare, Inc.	1,624
42	Quest Diagnostics, Inc.	2,205
24	Tenet Healthcare Corp.*	1,104
198	UnitedHealth Group, Inc.	14,311
28	Universal Health Services, Inc. Class B	2,297
11	WellCare Health Plans, Inc.*	716
62	WellPoint, Inc.	5,332

		86,728

Health Care Technology* – 0.0%
49	Allscripts Healthcare Solutions, Inc.	811
67	Cerner Corp.	3,812

		4,623

Household Durables* – 0.1%
229	Toll Brothers, Inc.	8,416

Household Products – 0.9%
67	Church & Dwight Co., Inc.	4,327
208	Colgate-Palmolive Co.	12,736
19	Energizer Holdings, Inc.	1,796
94	Kimberly-Clark Corp.	10,281
41	The Clorox Co.	3,619
741	The Procter & Gamble Co.	56,775

		89,534

Life Sciences Tools & Services – 0.2%
75	Agilent Technologies, Inc.	4,361
16	Covance, Inc.*	1,513
34	Life Technologies Corp.*	2,586
8	Mettler-Toledo International, Inc.*	1,971
16	PAREXEL International Corp.*	781
73	Thermo Fisher Scientific, Inc.	8,405
22	Waters Corp.*	2,382

		21,999

Metals & Mining – 0.7%
114	AK Steel Holding Corp.*	806
662	Alcoa, Inc.	7,620
83	Allegheny Technologies, Inc.	2,610

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – (continued)
33	Carpenter Technology Corp.	$ 1,918
113	Cliffs Natural Resources, Inc.	2,183
102	Commercial Metals Co.	1,944
24	Compass Minerals International, Inc.	1,887
644	Freeport-McMoRan Copper & Gold, Inc.	20,872
318	Newmont Mining Corp.	6,869
193	Nucor Corp.	9,332
53	Reliance Steel & Aluminum Co.	3,707
46	Royal Gold, Inc.	2,573
29	RTI International Metals, Inc.*	902
165	Steel Dynamics, Inc.	2,722
92	Stillwater Mining Co.*	1,154
67	SunCoke Energy, Inc.*	1,486
108	United States Steel Corp.	2,820
45	Worthington Industries, Inc.	1,824

		73,229

Oil, Gas & Consumable Fuels – 10.5%
650	Access Midstream Partners LP	36,433
123	Anadarko Petroleum Corp.	9,925
98	Apache Corp.	7,865
650	Buckeye Partners LP	47,443
106	Cabot Oil & Gas Corp.	4,238
132	Chesapeake Energy Corp.	3,552
476	Chevron Corp.	53,136
26	Cimarex Energy Co.	2,547
290	ConocoPhillips	18,836
62	CONSOL Energy, Inc.	2,316
925	DCP Midstream Partners LP	46,463
101	Denbury Resources, Inc.*	1,623
96	Devon Energy Corp.	5,685
26	Energen Corp.	1,839
1,350	Energy Transfer Equity LP	56,322
1,400	Enterprise Products Partners LP	92,932
67	EOG Resources, Inc.	11,071
40	EQT Corp.	3,712
1,095	Exxon Mobil Corp.	100,915
900	Genesis Energy LP	49,527
20	Gulfport Energy Corp.*	1,219
75	Hess Corp.	5,662
54	HollyFrontier Corp.	2,500
789	Kinder Morgan Management LLC*	59,549
156	Kinder Morgan, Inc.	5,306
700	Magellan Midstream Partners LP	46,522
181	Marathon Oil Corp.	5,935
83	Marathon Petroleum Corp.	7,225
850	MarkWest Energy Partners LP	59,661
47	Murphy Oil Corp.	2,661
69	Newfield Exploration Co.*	1,709
88	Noble Energy, Inc.	5,485
197	Occidental Petroleum Corp.	17,251
13	PDC Energy, Inc.*	648
76	Peabody Energy Corp.	1,296
156	Phillips 66	11,402
34	Pioneer Natural Resources Co.	5,757

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
1,400	Plains All American Pipeline LP	$ 70,686
60	QEP Resources, Inc.	1,853
41	Range Resources Corp.	3,534
20	Rosetta Resources, Inc.*	852
22	SM Energy Co.	1,821
90	Southwestern Energy Co.*	3,662
1,461	Spectra Energy Corp.	52,523
650	Sunoco Logistics Partners LP	51,077
275	Targa Resources Corp.	24,830
35	Tesoro Corp.	1,803
2,267	The Williams Cos., Inc.	91,791
137	Valero Energy Corp.	7,001
24	World Fuel Services Corp.	1,025
66	WPX Energy, Inc.*	1,257

		1,109,883

Paper & Forest Products – 0.2%
18	Clearwater Paper Corp.*	1,025
24	Domtar Corp.	2,578
274	International Paper Co.	13,081
58	KapStone Paper and Packaging Corp.*	1,622
96	Louisiana-Pacific Corp.*	1,683
41	PH Glatfelter Co.	1,271
24	Schweitzer-Mauduit International, Inc.	1,107

		22,367

Personal Products – 0.1%
122	Avon Products, Inc.	1,817
60	The Estee Lauder Cos., Inc. Class A	4,124

		5,941

Pharmaceuticals – 1.8%
316	AbbVie, Inc.	15,557
26	Actavis PLC*	4,914
60	Allergan, Inc.	6,876
320	Bristol-Myers Squibb Co.	15,990
194	Eli Lilly & Co.	10,478
25	Endo Health Solutions, Inc.*	1,647
56	Forest Laboratories, Inc.*	3,713
44	Hospira, Inc.*	1,936
543	Johnson & Johnson	48,039
571	Merck & Co., Inc.	30,246
78	Mylan, Inc.*	3,542
19	Perrigo Co. PLC	2,958
1,265	Pfizer, Inc.	38,456
13	Questcor Pharmaceuticals, Inc.	871
13	Salix Pharmaceuticals Ltd.*	1,265
94	Zoetis, Inc.	2,854

		189,342

Real Estate Investment Trusts – 7.9%
392	Acadia Realty Trust	9,976
425	American Campus Communities, Inc.	14,773
172	American Tower Corp.	13,911
397	AvalonBay Communities, Inc.	49,030

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
238	Blackstone Mortgage Trust, Inc. Class A	$ 6,678
314	Boston Properties, Inc.	33,940
226	BRE Properties, Inc.	13,357
288	Brixmor Property Group, Inc.	5,956
371	Camden Property Trust	22,935
837	CBL & Associates Properties, Inc.	14,221
776	Chesapeake Lodging Trust	18,896
479	Corporate Office Properties Trust	11,903
786	CubeSmart	12,953
2,211	DCT Industrial Trust, Inc.	15,919
1,083	DDR Corp.	16,971
862	Douglas Emmett, Inc.	21,921
388	Equity Residential	21,487
128	Essex Property Trust, Inc.	20,271
209	Federal Realty Investment Trust	22,781
649	HCP, Inc.	25,408
204	Health Care REIT, Inc.	11,816
528	Highwoods Properties, Inc.	19,610
452	LaSalle Hotel Properties	13,904
180	National Health Investors, Inc.	11,335
772	Parkway Properties, Inc.	13,695
399	Pebblebrook Hotel Trust	12,022
282	Post Properties, Inc.	13,234
1,085	ProLogis, Inc.	42,055
157	PS Business Parks, Inc.	12,335
238	Public Storage	37,506
450	Retail Properties of America, Inc. Class A	5,936
609	RLJ Lodging Trust	15,213
666	Simon Property Group, Inc.	103,123
237	SL Green Realty Corp.	22,223
1,548	Strategic Hotels & Resorts, Inc.*	14,412
444	Tanger Factory Outlet Centers, Inc.	14,821
327	Taubman Centers, Inc.	21,262
535	Terreno Realty Corp.	9,239
711	Ventas, Inc.	44,359
272	Vornado Realty Trust	24,978

		836,365

Real Estate Management & Development – 0.1%
406	Kennedy-Wilson Holdings, Inc.	9,752

Tobacco – 0.6%
493	Altria Group, Inc.	17,363
104	Lorillard, Inc.	5,119
439	Philip Morris International, Inc.	34,303
89	Reynolds American, Inc.	4,317

		61,102

TOTAL COMMON STOCKS		$3,393,224

Exchange Traded Funds – 15.7%
11,818	iShares Global Infrastructure ETF	$ 454,166
48,541	PowerShares DB Commodity Index Tracking Fund*	1,207,700

TOTAL EXCHANGE TRADED FUNDS		$1,661,866

Shares	Description	Value
Investment Companies – 51.9%
101,076	Goldman Sachs Inflation Protected Securities Fund(a)	$ 1,048,159
48,045	Goldman Sachs Local Emerging Markets Debt Fund(a)	381,477
283,075	Goldman Sachs Strategic Income Fund(a)	2,994,934
1,064,532	SSgA U.S. Government Money Market Fund	1,064,532

TOTAL INVESTMENT COMPANIES		$ 5,489,102

Units Description	Expiration Month	Value
Rights* – 0.0%
Community Health Systems, Inc.
63	01/16	$ 2

TOTAL INVESTMENTS — 99.7%		$10,544,194

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		34,064

NET ASSETS — 100.0%		$10,578,258

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Euro Stoxx 50 Index	4	March 2014	$162,815	$1,516
FTSE 100 Index	2	March 2014	212,342	492
S&P 500 E-Mini Index	8	March 2014	710,640	3,127
Topix Index	1	March 2014	118,920	(7,149)

TOTAL				$(2,014)

SWAP CONTRACTS — At January 31, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged		Market Value
Notional Amount (000s)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$3,000	09/18/16	1.013%	3 month LIBOR	$13	$37,780
1,000	09/18/23	3 month LIBOR	3.053%	8	(38,204)

TOTAL				$21	$(424)

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,351,405

Gross unrealized gain	331,561
Gross unrealized loss	(138,772)

Net unrealized security gain	$192,789

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of January 31, 2014:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$5,055,090	$—	$—
Investment Companies	5,489,102	—	—
Rights	—	2	—
Total	$10,544,192	$2	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$5,135	$—	$—
Interest Rate Swap Contracts	—	37,780	—
Total	$5,135	$37,780	$—
Liabilities(a)
Futures Contracts	$(7,149)	$—	$—
Interest Rate Swap Contracts	—	(38,204)	—
Total	$(7,149)	$(38,204)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Publicly Traded Partnership Risk — In addition to the risks associated with the underlying assets and exposures within a PTP, risks of investments in PTPs may include, among others, dependence upon specialized skills of the PTP’s manager, potential lack of liquidity, and limitations on voting and distribution rights.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 26, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 26, 2014

*	Print the name and title of each signing officer under his or her signature.